Recent Accounting Pronouncements	12 Months Ended
Dec. 31, 2017
Accounting Changes and Error Corrections [Abstract]
Recent Accounting Pronouncements
RECENT ACCOUNTING PRONOUNCEMENTS
Pronouncements adopted during the year ended December 31, 2017:
ASU No. 2016-09
The Company adopted the amendments of ASU No. 2016-09, Compensation-Stock Compensation (Topic 718): Improvements to Employee Share-Based Payment Accounting, effective January 1, 2017 as follows: (i) prospective adoption of the recognition of excess tax benefits associated with vested or settled awards in the statement of comprehensive income; (ii) prospective adoption of the exclusion of excess tax benefits from assumed proceeds for the calculation of diluted EPS; (iii) modified retrospective adoption of the minimum statutory withholdings requirements; (iv) modified retrospective adoption of the accounting policy election to account for forfeitures as they occur; and (v) prospective adoption of the classifications of certain cash flows associated with stock compensation. The adoption of these amendments did not, either individually or in aggregate, have a significant impact on the Company’s consolidated financial statements.
ASU No. 2017-01
In January 2017, the FASB issued ASU No. 2017-01, Business Combinations (Topic 805): Clarifying the Definition of a Business, which introduces amendments that are intended to clarify the definition of a business to assist companies and other reporting organizations in evaluating whether transactions should be accounted for as acquisitions (or disposals) of assets or businesses. The Company early-adopted the amendments effective January 1, 2017. The adoption of this ASU did not have a significant impact on the Company’s consolidated financial statements.
ASU No. 2018-02
In February 2018, the FASB issued ASU No. 2018-02, Income Statement - Reporting Comprehensive Income (Topic 220): Reclassification of Certain Tax Effects from Accumulated Other Comprehensive Income, which allows a reclassification from accumulated other comprehensive income to retained earnings for stranded tax effects resulting from the newly enacted corporate tax rate on December 22, 2017. ASU No. 2018-02 is effective for annual reporting periods beginning after December 15, 2018, including interim reporting periods within those periods. Early adoption is permitted for financial statements of fiscal years or interim periods which have not yet been issued. The Company elected to early adopt the standard for the fiscal year ending December 31, 2017. The adjustment from accumulated other comprehensive income to retained earnings did not have a significant impact on the Company’s consolidated financial statements.

Pronouncements issued but not yet adopted:
ASU No. 2014-09
In May 2014, the FASB issued ASU No. 2014-09, Revenue from Contracts with Customers, which implements a common revenue standard and clarifies the principles used for recognizing revenue. The amendments in the ASU clarify that an entity should recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services.
The amendments in ASU No. 2014-09 will be effective for annual reporting periods beginning after December 15, 2017, including interim reporting periods within that reporting period. The Company will adopt the amendments beginning January 1, 2018 through the modified-retrospective transition method. A significant amount of the Company’s revenues are derived from net interest income on financial assets and liabilities, which are excluded from the scope of the amended guidance. The Company does not expect to recognize a cumulative adjustment to equity upon implementation of the standard, but does anticipate an insignificant adjustment to its consolidated statements of comprehensive income related to the net presentation of certain costs associated with interchange fees and rewards programs, as well as some additional disclosure.
ASU No. 2016-01
In January 2016, the FASB issued ASU No. 2016-01, Financial Statements - Overall (Subtopic 825-10): Recognition and Measurement of Financial Assets and Financial Liabilities. This ASU will impact how the Company measures certain equity investments and discloses and presents certain financial instruments through the application of the “exit price” notion.
ASU No. 2016-01 is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2017. The Company will adopt the amendments beginning January 1, 2018 through an insignificant cumulative-effect adjustment to equity at adoption related to its current equity investments with readily determinable fair values. The Company will also modify its fair value methodology for financial instruments measured at amortized cost whose fair values are disclosed under the “entry price” notion to an “exit price” notion. The Company anticipates the fair value of these financial instruments will be lower under the exit price methodology in comparison to the entry price methodology.
ASU No. 2016-02
In February 2016, the FASB issued ASU No. 2016-02, Leases (Topic 842). A significant amendment to existing GAAP from this ASU is the recognition of lease assets (i.e., right of use assets) and liabilities on the balance sheet for leases that are classified as operating leases by lessees. The lessor model remains similar to the current accounting model in existing GAAP. Additional amendments include, but are not limited to, the elimination of leveraged leases; modification to the definition of a lease; amendments on sale and leaseback transactions; and disclosure of additional quantitative and qualitative information.
ASU 2016-02 will be effective for fiscal years beginning after December 15, 2018, including interim periods within those fiscal years, with early adoption permitted. Lessees and lessors are required to recognize and measure leases at the beginning of the earliest period presented using a modified retrospective approach. The Company will adopt the amendments on January 1, 2019.
The Company occupies certain banking offices and equipment under operating lease agreements, which currently are not recognized on the consolidated balance sheets. Based on the Company’s preliminary analysis of its current portfolio, the impact to the Company’s consolidated balance sheets is estimated to result in less than a 1% increase in assets and liabilities. The Company is also currently assessing the practical expedients it may elect at adoption, the final determination of the incremental borrowing rate, and the impact to regulatory capital ratios, amongst other matters associated with the ASU.
The adjustment to retained earnings is not expected to be significant based on the transition guidance associated with current sale-leaseback agreements. The Company also anticipates additional disclosures to be provided at adoption.
ASU No. 2016-13
In June 2016, the FASB issued ASU No. 2016-13, Financial Instruments - Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments. The amendments introduce an impairment model that is based on expected credit losses (“ECL”), rather than incurred losses, to estimate credit losses on certain types of financial instruments (e.g., loans and held-to-maturity securities), including certain off-balance sheet financial instruments (e.g., loan commitments). The measurement of ECL should consider historical information, current information, and reasonable and supportable forecasts, including estimates of prepayments, over the contractual term. Financial instruments with similar risk characteristics may be grouped together when estimating ECL.
The ASU also amends the current AFS security impairment model for debt securities. The new model will require an estimate of ECL when the fair value is below the amortized cost of the asset through the use of an allowance to record estimated credit losses (and subsequent recoveries). Non-credit related losses will continue to be recognized through OCI.
In addition, the amendments provide for a simplified accounting model for purchased financial assets with a more-than-insignificant amount of credit deterioration since their origination. The initial estimate of expected credit losses would be recognized through an ALL with an offset (i.e., increase) to the cost basis of the related financial asset at acquisition.
ASU 2016-13 will be effective for fiscal years beginning after December 15, 2019, including interim periods. The amendments will be applied through a modified-retrospective approach, resulting in a cumulative-effect adjustment to retained earnings as of the beginning of the first reporting period in which the guidance is effective. A prospective transition approach is required for debt securities for which OTTI had been recognized before the effective date. Amounts previously recognized in AOCI as of the date of adoption that relate to improvements in cash flows expected to be collected should continue to be accreted into income over the remaining life of the asset. Recoveries of amounts previously written off relating to improvements in cash flows after the date of adoption should be recorded in earnings when received.
The Company is currently evaluating the impact of the ASU on the Company’s consolidated financial statements; however, the Company has engaged third-party consultants to assist with the standard and has developed an implementation plan.
ASU No. 2016-15
In August 2016, the FASB issued ASU No. 2016-15, Statement of Cash Flows (Topic 230): Classification of Certain Cash Receipts and Cash Payments, in order to reduce current diversity in practice in how certain cash receipts and cash payments are presented and classified in the statement of cash flows.
ASU 2016-15 will be effective for fiscal years beginning after December 15, 2017, including interim periods within those fiscal years. Early adoption is permitted, including adoption in an interim period. The amendments should be applied using a retrospective transition method to each period presented.
The Company is currently evaluating the impact of the ASU on the Company’s consolidated statement of cash flows, but does not anticipate significant changes in presentation.
ASU No. 2017-04
In January 2017, the FASB issued ASU No. 2017-04, Intangibles-Goodwill and Other (Topic 350): Simplifying the Test for Goodwill Impairment, which simplifies how an entity is required to test goodwill for impairment by eliminating Step 2 from the goodwill impairment test.  Therefore, any carrying amount which exceeds the reporting unit’s fair value (up to the amount of goodwill recorded) will be recognized as an impairment loss.
ASU No. 2017-04 will be effective for annual reporting periods beginning after December 15, 2019, including interim reporting periods within those periods.  The amendments will be applied prospectively on or after the effective date.  Early adoption is permitted for interim or annual goodwill impairment tests performed on testing dates after January 1, 2017.  Based on recent goodwill impairments tests, which did not require the application of Step 2, the Company does not expect the adoption of this ASU to have an immediate impact.
ASU No. 2017-12
In August 2017, the FASB issued ASU No. 2017-12, Derivatives and Hedging (Topic 815): Targeted Improvements to Accounting for Hedging Activities, which amends the hedge accounting model to enable entities to better portray the economics of their risk management activities in the financial statements and enhance the transparency and understandability of hedge results.
The amendments within ASU 2017-12 include:

•	Elimination of the requirement to separately measure and report periodic hedge ineffectiveness for cash flow and net investment hedges.

•	Recognition and presentation of changes in the fair value of the hedging instrument.

•	Recognition and presentation of components excluded from an entity’s hedge effectiveness assessment.

•	Addition of the ability to elect to perform subsequent effectiveness assessments qualitatively.

•	Elimination of the benchmark interest rate concept for variable-rate instruments in cash flow hedges by allowing the designation of the contractually specified interest rate as the hedged risk.

•	Addition of the Securities Industry and Financial Markets Association Municipal Swap Rate as a benchmark interest rate.

•	Addition of the ability to define a long-haul methodology to employ in the event a hedge ceases to qualify under the shortcut method.

•	Addition of the ability to apply the shortcut method to partial-term fair value hedges of interest rate risk.

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Enhancement of the ability to use the critical-terms-match method for a cash flow hedge of groups of forecasted transactions when the timing of the hedged transactions does not perfectly match the hedging instrument’s maturity date.

•	Addition of new, and amendments to existing, disclosure requirements.
ASU No. 2017-12 will be effective for annual reporting periods beginning after December 15, 2018, including interim reporting periods within those periods. Early adoption is permitted in any interim period or fiscal year before the effective date. The implementation of the amendments will not have a significant impact on the Company’s consolidated financial statements based upon its current hedging strategies.